Basis of Preparation	12 Months Ended
Dec. 31, 2024
Disclosure Of Basis Of Presentation [Abstract]
Basis of Preparation
2	Basis of Preparation

(a)
Statement of compliance

These Consolidated Financial Statements have been prepared in accordance with IFRS Accounting Standards (IFRSs), as issued by the IASB.

The Board of Directors approved the Financial Statements for issue on March 12, 2025.

(b)
Basis of measurement

The Consolidated Financial Statements have been prepared on the historical cost basis except for the following assets and liabilities, that are measured as disclosed in Note 3 below:

-	Financial instruments measured at fair value through profit or loss
-	Financial instruments measured at fair value through other comprehensive income
-	Deferred tax assets and liabilities
-	Provisions
-	Assets and liabilities in respect of employee benefits
-	Investments in associates

(c)	Use of estimates and judgements

The preparation of Financial Statements in conformity with IFRSs requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised.

Information about accounting estimates and judgments made by management in the application of IFRSs that have significant effect on the Financial Statements and / or with a significant risk of material adjustment in future periods, are discussed in Note 4(i).

In respect of estimates related to determination of fair value, please also refer to Note 4(ii).

(d)	Functional and presentation currency

These Consolidated Financial Statements are presented in United States dollars, which is the Company's functional currency. All amounts are presented in US$ millions unless indicated otherwise.

(e)	Operating cycle

The normal operating cycle of the Company is not longer than one year.

(f)	Changes in accounting guidance

Accounting standards issued not yet adopted

IFRS 18, Presentation and disclosure in financial statements:

In April 2024, the IASB issued IFRS 18 which will replace IAS 1, Presentation of financial statements. The new standard introduces new presentation and disclosure requirements, including: (i) classifying all income and expenses to new distinct activity categories of operating, investing, financing, income taxes and discontinued operations, based on the main business activities as specified by each entity, and (ii) disclosing in a single note to the financial statements, the Management-defined performance measures (often referred to as Non-GAAP measures). In addition, the pronouncement provides enhanced guidance regarding aggregation of information in the financial statements. The standard is effective retrospectively for annual periods beginning on or after January 1, 2027, with early adoption permitted. The Group is assessing the expected effect of the new requirements.

Amendments to IFRS 9 and IFRS 7 (Financial Instruments):

In May 2024, the IASB issued amendments to IFRS 9 (Financial instruments) and IFRS 7 (Financial instruments – Disclosures). The amendments provide clarifications for the timing of recognition and derecognition of financial assets and liabilities, as well as for the classification of financial assets with contingent features. The amendments also add certain disclosure requirements for certain financial assets. The amendments are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The Group is assessing the expected effect of these amendments.